Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”)
Supplement dated October 30, 2024
to the Portfolio’s Prospectus dated
July 29, 2024, as supplemented and amended to date
In the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Mid Cap Value Portfolio,” the first table in the subsection of the Prospectus entitled “Fees and Expenses of the Portfolio” is hereby deleted and replaced with the following:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b‑1) Fees	None	0.15%	0.25%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses[1]	1.00%	1.15%	1.25%

[1]   The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which reflects operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

In the same subsection, the information under “Expense Example” is hereby deleted and replaced with the following:
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$102	$318	$552	$1,225
Class 2 Shares	117	365	633	1,398
Class 3 Shares	127	397	686	1,511

SA Multi-Managed Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”)
Supplement dated October 30, 2024
to the Portfolio’s Prospectus dated
July 29, 2024, as supplemented and amended to date
In the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Mid Cap Value Portfolio,” the first table in the subsection of the Prospectus entitled “Fees and Expenses of the Portfolio” is hereby deleted and replaced with the following:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b‑1) Fees	None	0.15%	0.25%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses[1]	1.00%	1.15%	1.25%

[1]   The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which reflects operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

In the same subsection, the information under “Expense Example” is hereby deleted and replaced with the following:
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$102	$318	$552	$1,225
Class 2 Shares	117	365	633	1,398
Class 3 Shares	127	397	686	1,511

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which reflects operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

SA Multi-Managed Mid Cap Value Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
SA Multi-Managed Mid Cap Value Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	$ 1,398
SA Multi-Managed Mid Cap Value Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	$ 1,511

[1]	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which reflects operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.